As filed with the Securities and Exchange Commission on October 16, 2000

                                                             File Nos. 33-81800
                                                                       811-8644

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
                        Post-Effective Amendment No. 11                      /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                              Amendment No. 13                               /X/

                            VARIABLE INSURANCE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including area code: 1-800-257-5872

                                Keith T. Robinson
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


                                   Copies to:

                                  Walter Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035


     It is proposed that this filing will become effective (check appropriate box):

     [] immediately upon filing pursuant to paragraph (b)

     []on [date] pursuant to paragraph (b)

     [] 60 days after filing pursuant to paragraph (a)(1)

     [] On (date) pursuant to paragraph (a)(1)

     [] 75 days after filing pursuant to paragraph (a)(2)

     [X]on December 31, 2000 pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This post-effective amendment no. 11 to the Registrant's registration statement on Form N-1A (File Nos. 33-81800 and 811-8644) (the "Registration Statement") incorporates by reference: (i) the prospectuses for the BB&T Growth and Income Fund, AmSouth Select Equity Fund, and AmSouth Equity Income Fund, each dated May 1, 2000, as filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 497 under the Securities Act of 1933 on May 5, 2000; (ii) the prospectuses for BB&T Capital Manager Fund and AmSouth Regional Equity Fund, each dated May 1, 2000, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 28, 2000; (iii) the statement of additional information describing the BB&T Growth and Income Fund, BB&T Capital Manager Fund, AmSouth Regional Equity Fund, AmSouth Select Equity Fund, and AmSouth Equity Income Fund, dated May 1, 2000, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 28, 2000; (iv) the prospectus and statement of additional information describing the HSBC Variable Growth and Income Fund, HSBC Variable Fixed Income Fund, and HSBC Variable Cash Management Fund dated May 22, 2000 as filed with the SEC pursuant to Rule 497 under the Securities Act of 1933 on June 2, 2000; and (v) the prospectus and statement of additional information describing the Kent Aggressive Growth Fund dated October 2, 2000 as filed with the SEC pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 3, 2000.

                             AmSouth Large Cap Fund
                              AmSouth Mid Cap Fund
                          AmSouth Enhanced Market Fund
                           AmSouth Capital Growth Fund
                        AmSouth International Equity Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035

                                 1-888-451-8382

This prospectus describes five mutual funds offered by Variable Insurance Funds (the "Trust"):

o AmSouth Large Cap Fund, which seeks long-term capital appreciation, with current income as a secondary objective, by investing primarily in equity securities of large-cap U.S. companies.

o AmSouth Mid Cap Fund, which seeks capital appreciation by investing primarily in equity securities of mid-cap companies.

o    AmSouth  Enhanced  Market Fund,  which seeks  long-term  capital  growth by
     investing  in  a   diversified   portfolio   of  common   stocks  that  are
     representative of the U.S. stock market.

o    AmSouth  Capital  Growth  Fund,  which seeks  capital  growth by  investing
     primarily   in   equity   securities   of  U.S.   companies   with   market
     capitalizations of at least $500 million.

o AmSouth International Equity Fund, which seeks capital appreciation by investing primarily in equity securities of large foreign companies.

The Funds' goals and investment programs are described in more detail inside. AmSouth Bank ("AmSouth") serves as the Funds' investment adviser. Bennett Lawrence Management, LLC ("Bennett Lawrence") serves as the investment sub-adviser of the AmSouth Mid Cap Fund. OakBrook Investments, LLC ("OakBrook") serves as the investment sub-adviser of the AmSouth Enhanced Market Fund. Lazard Asset Management ("Lazard") serves as the investment sub-adviser of the AmSouth International Equity Fund.

The Funds sell their shares to insurance company separate accounts, so that the Funds may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Funds also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and the sub-advisers.

This  prospectus  should  be read in  conjunction  with the  separate  account's
prospectus  describing  the  variable  insurance  contract.   Please  read  both
prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is January 1, 2001.

                                TABLE OF CONTENTS




RISK/RETURN SUMMARIES AND FUND EXPENSES                 MANAGEMENT OF THE FUNDS
   Large Cap Fund                                          Investment Adviser and Sub-Adviser
   Mid Cap Fund                                            Portfolio Managers
   Enhanced Market Fund                                    Administrator and Distributor
   Capital Growth Fund                                     Servicing Agents
   International Equity Fund                            TAXATION
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS             SIMILAR FUND PERFORMANCE INFORMATION
   Large Cap Fund                                          Large Cap Fund
   Mid Cap Fund                                            Enhanced Market Fund
   Enhanced Market Fund                                    Capital Growth Fund
   Capital Growth Fund                                     International Equity Fund
   International Equity Fund                             GENERAL INFORMATION
RISK CONSIDERATIONS                                         Description of the Trust and Its Shares
VALUATION OF SHARES                                         Miscellaneous
PURCHASING AND REDEEMING SHARES


                     RISK/RETURN SUMMARIES AND FUND EXPENSES

Large Cap Fund

Investment Objective

The Fund seeks long-term capital appreciation, with current income as a secondary objective.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies having $1 billion or more in market capitalization that AmSouth believes have the potential to provide capital appreciation and growth of income. AmSouth seeks to diversify the Fund's portfolio within industries that AmSouth believes to be among the fastest growing segments of the U.S. economy. A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock. The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap growth stocks may fall out of favor with investors and may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, AmSouth's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees*.............................................0.80%
         Other Expenses*..............................................4.27%
                                                                      -----
         Total Annual Fund Operating Expenses*........................5.07%
                                                                      =====

* Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.75%, and total annual fund operating expenses, after fee waivers and expense reimbursements, are estimated to be 1.25%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year             3 Years
$507               $1,519

Mid Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of companies publicly traded on U.S. exchanges that are either included in the Russell Midcap Growth Index or have market capitalizations within the range of such companies. The Fund intends to invest primarily in equity securities of companies that Bennett Lawrence believes are benefiting from major demand trends or themes affecting their industries, which are therefore growing at a much faster rate than the overall economy. While the Fund generally anticipates investing in common stocks, a portion of the Fund's assets may be invested in preferred stocks or bonds convertible into common stock.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stock. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. Further, investments in mid-cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees...................................................1.00%
         Other Expenses*...................................................2.97%
                                                                           -----
         Total Annual Fund Operating Expenses*.............................3.97%
                                                                           =====

* Other expenses are based on estimated amounts for the current fiscal year. Total annual fund operating expenses after fee waivers and expense reimbursements, to be 1.25%. Any fee waiver and expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year             3 Years
$399               $1,210

Enhanced Market Fund

Investment Objective

The Fund seeks long-term capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in a broadly diversified portfolio of securities represented in the Standard & Poor's 500 Composite Stock Index ("S&P 500"), overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P
500. The Fund seeks to maintain risk characteristics similar to those of the S&P
500. OakBrook's stock selection process utilizes computer-aided quantitative analysis. OakBrook's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 500, OakBrook attempts to generate more capital growth than that of the S&P 500.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap stocks may fall out of favor with investors, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, AmSouth's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees...................................................0.45%
         Other Expenses*...................................................3.20%
                                                                           -----
         Total Annual Fund Operating Expenses*.............................3.65%
                                                                           =====

*  Other  expenses are based on estimated  amounts for the current  fiscal year.
   Total annual fund operating expenses, after fee waivers and expense reimbursements, are estimated be 1.25%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year             3 Years
$367               $1,117

Capital Growth Fund

Investment Objective

The Fund seeks capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations of at least $500 million. The Fund intends to invest primarily in companies that AmSouth believes offer opportunities for capital appreciation and growth of earnings.

In managing the Fund, AmSouth identifies industries that it believes offer the potential for future expansion, and then uses fundamental analysis of company financial statements to identify companies with solid prospects for growth. AmSouth will also consider other factors in selecting investments for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company may experience greater than average earnings, growth and capital appreciation.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stock. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. Further, investments in small- and medium-sized companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater extent than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, AmSouth's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees...................................................0.80%
         Other Expenses*...................................................0.89%
                                                                           -----
         Total Annual Fund Operating Expenses*.............................1.69%
                                                                           =====

*  Other  expenses are based on estimated  amounts for the current  fiscal year.
   Total annual fund operating expenses, after fee waivers and expense reimbursements, are estimated to be 1.25%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year             3 Years
$172               $533

International Equity Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of large foreign companies. The Fund intends to invest primarily in established companies in economically developed countries that Lazard believes are undervalued as determined by their return on total capital or equity. Lazard attempts to identify undervalued securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and the potential to improve profitability. Lazard focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

Although the Fund invests primarily in the equity securities of companies located in developed foreign countries, it may invest in up to 25% of its total assets in typically large companies located, or doing significant business, in countries with emerging markets. In addition, the Fund may have substantial investments in American and Global Depositary Receipts, which are certificates (typically issued by a bank or trust company) evidencing ownership of underlying foreign or domestic securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stock. The Fund is subject to foreign investment risk. Foreign securities may entail risks that are different from, or in addition to, investments in the securities of domestic issuers, such as exposure to currency, a lack of adequate company information, political instability, and differing auditing and legal standards. This risk may be particularly acute with respect to emerging market issuers.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, Lazard's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

         Management Fees*.................................................1.25%
         Other Expenses*..................................................2.14%
                                                                          -----
         Total Annual Fund Operating Expenses*............................3.39%
                                                                          =====

* Other expenses are based upon estimated amounts for the current fiscal year. For the current fiscal year, management fees paid by the Fund are expected to be limited to 1.05%, and total annual fund operating expenses, after fee waivers and expense reimbursements, are estimated to be 1.50%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year             3 Years
$342               $1,042

                      INVESTMENT OBJECTIVES AND STRATEGIES

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth, Bennett Lawrence, OakBrook, and Lazard act as investment adviser or sub-adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Each Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on each Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Large Cap Fund

The Fund's investment objective is to seek long-term capital appreciation, with current income as a secondary objective. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies having $1 billion or more in market capitalization that AmSouth believes have the potential to provide capital appreciation and growth of income.

In choosing investments for the Fund, AmSouth seeks well managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. AmSouth also looks for companies that pay above-average dividends for the Fund. AmSouth anticipates diversifying the Fund's portfolio within the growth segments of the U.S. economy, focusing on companies in the Technology, Consumer Non-Durables, Health Care, Business Equipment and Services, Retail, and Capital Goods sectors.

In addition to common stock, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stock, preferred stock, convertible securities, and debt securities varies according to AmSouth's assessment of market and economic conditions and outlook.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Mid Cap Fund

The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of companies publicly traded on U.S. exchanges that are either included in the Russell Midcap Growth Index or have market capitalizations within the range of such companies.

In choosing stocks for the Fund, Bennett Lawrence seeks to identify industries that are benefiting from major demand trends or themes and are therefore growing at a much faster rate than the overall economy. Bennett Lawrence then gathers information on the companies that appear to be benefiting from these trends or themes. Generally, the Fund will not invest in a company unless Bennett Lawrence has met with the company's top management. Bennett Lawrence also attempts to talk to suppliers, purchasers, and competitors to reinforce its analysis and monitor the Fund's holdings.

In addition to common stock, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stock, preferred stock, and convertible securities varies according to Bennett Lawrence's assessment of market and economic conditions and outlook.

The Fund also may invest in debt securities, securities issued by foreign companies, and American Depositary Receipts, which are U.S. dollar-denominated receipts (typically issued by a U.S. bank or trust company) evidencing ownership of underlying foreign securities. If the Fund invests directly in equity securities issued by foreign companies, it will do so only if the securities are traded in the U.S.

About the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for mid-cap stocks. As of a recent date, the average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index has an approximate market capitalization of $8.7 billion.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different from its principal strategies discussed above. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Enhanced Market Fund

The Fund's investment objective is long-term capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in a broadly diversified portfolio of S&P 500 securities, overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P 500. The Fund seeks to maintain risk characteristics similar to that of the S&P 500.

In managing the Fund, OakBrook uses quantitative analysis focusing on technical data to determine the Fund's portfolio holdings. This analysis does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular stock. OakBrook's emphasis on technical analysis can result in significant shifts in portfolio holdings. However, risk controls at the style, industry and individual stock levels help ensure that the Fund maintains risk characteristics similar to those of the S&P 500.

Consistent with its investment objective and policies, the Fund also may invest in equity securities not represented in the S&P 500, fixed income securities, corporate bonds, notes, warrants, and short-term money market instruments. In addition, OakBrook may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that OakBrook may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price) and options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future).

About the S&P 500. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different from its principal strategies discussed above. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Capital Growth Fund

The Fund's investment objective is capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations of at least $500 million that AmSouth believes offer opportunities for capital and earnings growth. Such growth stocks typically offer strong revenue and earnings potential, and accompanying capital growth, with less dividend income than value stocks. In evaluating prospective investments, AmSouth considers both broad economic, industry or market trends, as well as company-specific considerations, to identify companies that it
believes   will  have  greater  than  average   earnings,   growth  and  capital
appreciation.

The Fund also may invest in equity and debt securities of domestic and foreign issuers when AmSouth believes that such securities offer opportunities for growth. These may include high yield debt securities that are considered to be below investment grade. These securities, also known as "junk bonds," are considered to be speculative with respect to the payment of principal and interest, which may be affected at any time by adverse economic changes.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different from its principal strategies discussed above. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

International Equity Fund

The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of large foreign companies. The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the portfolio manager. Ordinarily, the Fund invests in at least three different foreign countries.

Lazard seeks to invest in equity securities that it believes represent investment value, based on traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and the potential to improve profitability.

In addition to common stock, the Fund also utilizes fixed income securities, including preferred stock and convertible securities, and money market instruments. The Fund will not invest in fixed income securities rated lower than investment grade by rating organizations, or, if unrated, deemed to be of comparable quality by Lazard. The portion of the Fund's total assets invested in stock or fixed income securities varies according to Lazard's assessment of market and economic conditions and outlook.

The Fund may enter into currency swaps (an exchange of rights to make or receive payments in specified currencies) or engage in forward foreign currency exchange contracts in an attempt to hedge its exposure to currency risks associated with its foreign investments, or to try to enhance its return. The Fund's success in these transactions will depend principally on Lazard's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. In addition, the Fund may also engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer, and then purchase the security to replace the borrowed security.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different from its principal strategies discussed above. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

                               RISK CONSIDERATIONS

Each Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk (All Funds)

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent a Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

The Funds, and particularly the Enhanced Market Fund and the International Equity Fund, also may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, the adviser's or sub-adviser's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that a Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Because industries, companies or countries experiencing economic growth and benefiting from demand trends and themes can change, a Fund's performance could suffer if the adviser or sub-adviser is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which a Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Foreign Investment Risk (Mid Cap Fund, Capital Growth Fund and International Equity Fund)

The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. While investment in American and Global Depositary Receipts do not eliminate all of the risks inherent in foreign investing, investing in Depositary Receipts rather than directly in a foreign issuer's securities avoids currency risks during the settlement period for purchases and sales.

Emerging Market Risk (International Equity Fund)

Emerging market countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of more developed countries. As a result, these markets may be more volatile and pose risks in addition to, or to a greater extent than, those generally posed by foreign investing.

Small- and Mid-Cap Investment Risk (Mid Cap Fund and Capital Growth Fund)

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, small- and mid-cap stocks, and thus a Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Interest Rate Risk (All Funds)

Although each Fund's primary investment focus is stocks, it may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which a Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk (All Funds)

Each Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which a Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Capital Growth Fund may invest in lower rated fixed income securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Capital Growth Fund from selling a security at the time and price that would be most beneficial to the Fund.

Derivatives Risk (Enhanced Market Fund and International Equity Fund)

A Fund's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Fund will be able to engage in these transaction to reduce exposure to other risks.

Lack of Diversification (Capital Growth Fund and International Equity Fund)

Each of these Funds is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers. However, each Fund will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a focused investment strategy may increase the volatility of a Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which a non-diversified Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Active Trading (All Funds)

The Funds will not generally trade in securities for short-term profits. However, each Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact a Fund's performance.

Temporary Investments (All Funds)

AmSouth, Bennett Lawrence, OakBrook and Lazard may temporarily invest up to 100% of a Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Funds, their investment strategies, and their risks.

                               VALUATION OF SHARES

Each Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of each Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in each Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of each Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, its investment adviser, and its investment sub-adviser (if any). Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of each Fund are purchased or redeemed at the net asset value per share next determined after receipt by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. Each Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Funds to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Funds served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to a Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

                             MANAGEMENT OF THE FUNDS

Investment Adviser and Sub-Advisers

AmSouth. AmSouth Bank, 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the investment adviser for the Funds. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1999 of $43.4 billion and operated more than 660 banking offices and 1,300 ATM locations in Alabama, Florida, Georgia, Louisiana, Kentucky, Virginia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1999, AmSouth and its affiliates had over $9 billion in assets under discretionary management. AmSouth is the largest provider of trust services in Alabama, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of each Fund, AmSouth is authorized to manage the Funds, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee calculated as a percentage of each Fund's average daily net assets, which is computed daily and paid monthly at the annual rates indicated below, or
(b) such amount as may from time to time be agreed upon in writing by the Trust and AmSouth.

                                                               Percentage of
                                                       average daily net assets

--------------------------------------------------------------------------------

Large Cap Fund                                                      0.80%
--------------------------------------------------------------------------------

Mid Cap Fund                                                        1.00%
--------------------------------------------------------------------------------

Enhanced Market Fund                                                0.45%
--------------------------------------------------------------------------------

Capital Growth Fund                                                 0.80%
--------------------------------------------------------------------------------

International Equity Fund                                           1.25%
--------------------------------------------------------------------------------

Bennett Lawrence. Bennett Lawrence Management, LLC serves as investment sub-adviser of the Mid Cap Fund in accordance with a sub-advisory agreement with AmSouth. Bennett Lawrence makes the day-to-day investment decisions for the Mid Cap Fund and continuously reviews, supervises and administers the Mid Cap Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Mid Cap Fund's investment objective, policies and restrictions. For its services and expenses incurred under the sub-advisory agreement, Bennett Lawrence is entitled to a fee payable by AmSouth.

Bennett Lawrence provides discretionary investment management services to client discretionary accounts totaling approximately $1.652 billion as of December 31, 1999. Its principal offices are located at 757 Third Avenue, New York, New York 10017.

OakBrook. OakBrook Investments, LLC serves as investment sub-adviser of the Enhanced Market Fund in accordance with a sub-advisory agreement with AmSouth. OakBrook makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses incurred under the sub-advisory agreement, OakBrook is entitled to a fee payable by AmSouth.

OakBrook is 50% owned by AmSouth and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 135, Lisle, Illinois 60532.

Lazard. Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10117, serves as sub-investment adviser to the International Equity Fund in accordance with a sub-advisory agreement with AmSouth. Lazard makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses incurred under the sub-advisory agreement, Lazard is entitled to a fee payable by AmSouth.

Lazard is a division of Lazard Freres & Co. LLC, which is a New York limited liability company, and provides investment management services to client discretionary accounts with assets totaling approximately $74.4 billion as of December 31, 1999.

Portfolio Managers

Large Cap Fund: Ronald E. Lindquist is the portfolio manager of the Large Cap Fund. He has been employed by First American National Bank since May 1998 and has been employed by AmSouth since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of AmSouth.

Mid Cap Fund: S. Van Zandt Schreiber and Robert W. Deaton are the portfolio managers of the Mid Cap Fund. Mr. Schreiber has been the Chief Portfolio Manager at Bennett Lawrence since its inception in August 1995. For more than five years prior thereto, Mr. Schreiber was Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Mr. Deaton has been an Associate Portfolio Manager at Bennett Lawrence since its inception in August 1995. From 1994 to August 1995, Mr. Deaton was a portfolio manager and research analyst with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. Prior thereto, Mr. Deaton managed the Long-Term Growth Fund for the Tennessee Consolidated Retirement System.

Enhanced Market Fund: The Fund is managed by a team from OakBrook. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the portfolio managers for the Fund and have the primary responsibility for the day-to-day portfolio management of the Fund. Dr. Wright is OakBrook's President and the Chief Investment Officer. He holds a doctorate in economics. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). He managed ANB's Large Cap Growth Fund and other equity funds starting in 1981. Ms. Sampson is OakBrook's Director of Portfolio Management. She holds a master of arts degree in economics. From 1993 to 1997, Ms. Sampson was Senior Portfolio Manager for ANB. She has worked in the investment field since 1981 and was a portfolio manager at ANB from 1987 to 1997. Dr. Jankovskis is OakBrook's Director of Research. He holds a doctorate in economics. He has conducted economic research since 1988. From August, 1992 to July, 1996, Dr. Jankovskis was an Investment Strategist for ANB, and from July, 1996 to December, 1997, he was the Manager of Research for ANB.

Capital Growth Fund: Charles E. Winger is the portfolio manager of the Capital Growth Fund. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Adviser since 1999.

International Equity Fund: Herbert W. Gullquist and John R. Reinsberg are the portfolio managers of the International Equity Fund. Messrs. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of Lazard over five years.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Funds, and BISYS Fund Services acts as the Funds' principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Funds' service providers.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of each Fund's average daily net assets may be expended for support services to investors, such as
establishing   and   maintaining   accounts  and  records,   providing   account
information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase, exchange and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                                    TAXATION

Each Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of each Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                      SIMILAR FUND PERFORMANCE INFORMATION

The following tables provide information concerning the historical total return performance of the Class A shares of various series of the AmSouth Funds that have investment objectives, policies and strategies that are substantially similar to those of the indicated Funds, and that are currently managed by the same investment advisers/sub-advisers and portfolio managers ("Similar Funds"). While the investment objectives, policies and risks of a Similar Fund and its corresponding Fund are similar, they are not identical, and the performance of a Similar Fund and its corresponding Fund will vary. The data is provided to illustrate the past performance of the adviser and sub-advisers in managing a substantially similar investment portfolio and does not represent the past performance of the Funds or the future performance of the Funds or their portfolio managers. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Funds or of their portfolio managers.

The performance data shown below reflects the net operating expenses of the Similar Funds, which are lower than the estimated operating expenses of the corresponding Funds (prior to fee waivers and/or expense reimbursements). Performance would have been lower for a Similar Fund if the corresponding Fund's (before waiver and/or reimbursement) expenses were used. In addition, the Similar Funds, unlike the Funds, are not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Funds serve as an underlying investment vehicle. By contrast, investors with contract value allocated to a Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. Performance for the AmSouth Large Cap Fund and the AmSouth International Equity Fund prior to March 13, 2000 reflects the performance of the Similar Funds as series of the ISG Funds. Performance of the AmSouth Capital Growth Fund prior to April 1, 1996 reflects the performance of the Similar Fund as a collective trust fund managed by AmSouth. The quoted performance of the AmSouth Capital Growth Fund includes the performance of these trust accounts for periods prior to the AmSouth Capital Growth Fund's commencement of operations, as adjusted to reflect expenses associated with the AmSouth Capital Growth Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered investment companies. If these trust accounts had been registered, their returns may have been lower.

The investment results of the Similar Funds presented below are unaudited and are not intended to predict or suggest results that might be experienced by a Similar Fund or a Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark indexes identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Large Cap Fund

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 1999

Similar Fund/Benchmark                        1 Year        5 Years        10 Years        Since Inception       Inception Date
----------------------                        ------        -------        --------        ---------------       --------------
AmSouth Large Cap Fund*
 .        Assuming imposition of maximum        13.49%        27.57%           N/A               19.86%            8/3/92
         sales charge
 .        Absent imposition of sales charge     18.85%        28.74%           N/A               20.61%            8/3/92
S&P 500(R) Index**                             21.03%        28.54%           N/A               20.84%            7/31/92


-----------------
*        The Similar Fund  performance  information set forth above reflects fee waivers  and/or  expense  reimbursements.  Absent such  waivers  and/or reimbursements, Similar Fund performance would have been lower.

** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S.
         stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.




Enhanced Market Fund

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for
Periods Ended December 31, 1999

Similar Fund/Benchmark                        1 Year        5 Years        10 Years        Since Inception       Inception Date
----------------------                        ------        -------        --------        ---------------       --------------
AmSouth Enhanced Market Fund*
o        Assuming imposition of maximum       15.62%          N/A            N/A               34.50%                9/1/98
         sales charge
o        Absent imposition of sales charge    21.05%          N/A            N/A               39.22%                9/1/98
S&P 500(R) Index**                            21.03%          N/A            N/A               26.04%                9/1/98



-----------------
*        The Similar Fund  performance  information set forth above reflects fee waivers  and/or  expense  reimbursements.  Absent such  waivers  and/or reimbursements, Similar Fund performance would have been lower.

** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S.
         stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Capital Growth Fund

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for
Periods Ended December 31, 1999

Similar Fund/Benchmark                        1 Year        5 Years        10 Years        Since Inception       Inception Date
----------------------                        ------        -------        --------        ---------------       --------------
AmSouth Capital Growth Fund*
o        Assuming imposition of maximum       16.36%        26.24%          15.25%             13.47%               12/31/80
         sales charge
o        Absent imposition of sales charge    21.85%        27.39%          15.79%             13.75%               12/31/80
S&P 500(R) Index**                            21.03%        28.54%          181.9%             17.14%               12/31/80

-----------------
*        The Similar Fund  performance  information set forth above reflects fee waivers  and/or  expense  reimbursements.  Absent such  waivers  and/or reimbursements, Similar Fund performance would have been lower.

** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

International Equity Fund

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for
Periods Ended December 31, 1999

Similar Fund/Benchmark                        1 Year        5 Years        10 Years        Since Inception       Inception Date
----------------------                        ------        -------        --------        ---------------       --------------
AmSouth International Equity Fund*
o        Assuming imposition of maximum
         sales charge                          20.73%          N/A            N/A               11.19%               8/15/97
o        Absent imposition of sales charge     26.77%          N/A            N/A               13.37%               8/15/97
EAFE Index**                                   20.33%          N/A            N/A                5.62%               7/31/97


-----------------
* The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

** The Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index is a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of fourteen portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or its distributor. This prospectus does not constitute an offering by the Funds or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Funds, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about each Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
An investor can get free copies of the SAI, or request other information and discuss any questions about the Funds, by contacting a broker or bank that sells an insurance contract that offers the Funds as an investment option. Or contact the Funds at:

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                            Telephone: 1-800-451-8382
--------------------------------------------------------------------------------

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Funds:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

o    Free from the Commission's Website at http://www.sec.gov.





Investment Company Act file no. 811-8644.

                            Variable Insurance Funds

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-888-451-8382

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 1, 2001

This Statement of Additional Information ("SAI") describes five series (each a "Fund" and collectively the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

        o        AmSouth Large Cap Fund;
        o        AmSouth Mid Cap Fund;
        o        AmSouth Enhanced Market Fund;
        o        AmSouth Capital Growth Fund; and
        o        AmSouth International Equity Fund

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment adviser and sub-adviser (if applicable) of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by the Prospectus of the Funds, dated January 1, 2001 as supplemented from time to time. This SAI contains more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free numbers set forth above.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.............................................1

         Bank Obligations......................................................1
         Commercial Paper......................................................2
         Variable And Floating Rate Demand Notes...............................2
         Short-Term Obligations................................................3
         Corporate Debt Securities.............................................3
         Foreign Investments...................................................4
         Securities Of Foreign Governments And Supranational Organizations.....6
         Funding Agreements....................................................6
         U.S.Government Obligations............................................6
         Options...............................................................7
         Forward Commitments, When-Issued and Delayed-Delivery Securities......9
         Mortgage-Related and Asset-Backed Securities.........................10
         Illiquid and Restricted Securities...................................12
         Investment Companies.................................................13
         Lending of Portfolio Securities......................................13
         Convertible Securities...............................................13
         Warrants.............................................................14
         Repurchase Agreements................................................14
         Reverse Repurchase Agreements........................................15
         Futures Contracts and Options Thereon................................15
         Regulatory Restrictions..............................................16

INVESTMENT RESTRICTIONS.......................................................16

         Portfolio Turnover...................................................18

NET ASSET VALUE...............................................................18

         Valuation of the Fund................................................18

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19

MANAGEMENT OF THE TRUST.......................................................19

         Trustees and Officers................................................19
         Investment Adviser...................................................22
         Investment Sub-Advisers..............................................23
         Portfolio Transactions...............................................25
         Federal Banking Law..................................................26
         Administrator........................................................27
         Expenses.............................................................28
         Distributor..........................................................28
         Custodian, Transfer Agent and Fund Accounting Services...............28
         Independent Accountants..............................................29
         Legal Counsel........................................................29
         Codes of Ethics......................................................29

ADDITIONAL INFORMATION........................................................30

         Description of Shares................................................30
         Vote of a Majority of the Outstanding Shares.........................31
         Shareholder and Trustee Liability....................................31
         Additional Tax Information...........................................32
         Distributions........................................................34
         Hedging Transactions.................................................34
         Other Taxes..........................................................35
         Performance Information..............................................35
         Miscellaneous........................................................36

FINANCIAL STATEMENTS..........................................................37

APPENDIX ......................................................................i

The Trust is an open-end management investment company which currently offers fourteen series. This SAI contains information about the AmSouth Large Cap Fund, which is advised by AmSouth Bank ("AmSouth"), the AmSouth Mid Cap Fund, which is advised by AmSouth, with Bennett Lawrence Management, LLC ("Bennett Lawrence") serving as sub-adviser, the AmSouth Enhanced Market Fund, which is advised by AmSouth, with OakBrook Investments, LLC ("OakBrook") serving as sub-adviser, the AmSouth Capital Growth Fund, which is advised by AmSouth, and the AmSouth International Equity Fund, which is advised by AmSouth, with Lazard Asset Management ("Lazard") serving as sub-adviser. The Large Cap Fund, Mid Cap Fund, and Enhanced Market Fund are diversified series, while the Capital Growth Fund and International Fund are not.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in a Fund should be made without first reading the Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

Bank Obligations. The Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Although the Funds may invest in obligations of foreign banks or foreign branches of U.S. banks only when the investment adviser deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by two nationally recognized statistical rating organizations ("NRSROs") (e.g., A-2 or better by Standard & Poor's Ratings Service ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated.

Commercial paper may include variable and floating rate instruments. Commercial paper issues include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper").
Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the investment adviser has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Variable And Floating Rate Demand Notes. The Funds may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven day or other designated maturity.

Short-Term Obligations. The Funds may invest in high quality short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, a Fund may invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Corporate Debt Securities. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, AmSouth, Bennett Lawrence, OakBrook, and Lazard may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

Except for the Capital Growth Fund, the Funds will not purchase corporate debt securities rated below Baa by Moody's or BBB by S&P or to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, are determined to be of comparable quality ("Medium-Grade Securities"). While "Baa"/"BBB" and comparable unrated securities may produce a higher return than higher rated securities, they are subject to a greater degree of market fluctuation and credit risk than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well.

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security. However, AmSouth, Bennett Lawrence, OakBrook, and Lazard will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

The Capital Growth Fund may invest in High-yield/High-risk/debt securities. These securities are rated below investment grade by the primary rating agency (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's).

These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Foreign Investments. The Funds may invest in foreign securities, and the International Equity Fund will focus its investments in such securities. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, expropriation, and nationalization of assets. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. In addition, diplomatic developments could also affect the value of a Fund's investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additionally, the Funds may invest in countries with emerging economies. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in issues located in these countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations. Such changes also may affect the income and distributions to Shareholders of a Fund. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks and trust companies. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights. The Funds may invest in both sponsored and unsponsored ADRs.

Securities Of Foreign Governments And Supranational Organizations. The Funds may invest in U.S. dollar - denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter- American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, as discussed above in "Foreign Investments."

Funding Agreements. The Funds may purchase funding agreements, under which a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. These agreements provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which a Fund may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the
Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Funds may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Options. The Funds may purchase put and call options on securities and securities indices and may write (sell) covered put and call options.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Covered call options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

Once the decision to write a call option has been made, AmSouth and a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Where a Fund may purchase put options, that Fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Forward Commitments, When-Issued and Delayed-Delivery Securities. The Funds may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, a Fund may purchase and sell securities on a "forward commitment" basis. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of the Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. A Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each Fund may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which a Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Illiquid and Restricted  Securities.  "Section 4(2)  securities"  are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act. The Funds will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such
Section 4(2) securities, thus providing liquidity. Rule 144A, a rule promulgated under Section 4(2) of the 1933 Act, provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

AmSouth or a sub-adviser may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

Lending of Portfolio Securities. The Funds from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral, in the form of cash or U.S. Government securities, or other collateral. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a Fund does not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

Convertible  Securities.   The  Funds  may  invest  in  convertible  securities.
Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of AmSouth or a sub-adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for the Funds, AmSouth or a sub-adviser evaluate the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, AmSouth or a sub-adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that AmSouth or a sub-adviser deem creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund is delayed or prevented from completing the transaction.

Futures Contracts and Options Thereon. The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities, interest rate, index, and may purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The value of a Fund's contracts may equal or exceed 100% of its total assets, although it will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of these Funds as a regulated investment companies.

The Funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Regulatory Restrictions. As required by the Securities and Exchange Commission, when purchasing or selling a futures contract or writing a put or call option, a Fund will segregate cash or liquid securities equal to the value of such contracts.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which a Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

                             INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

The Funds will not:

          1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

          2. Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

          3. Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

          4. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

          5. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund; and

          6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding
Shares of a Fund. Except as provided in the fundamental policies described above, the Funds may not:

          1. Purchase or otherwise acquire any securities if, as a result, more than 15% of a Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders, and each Fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rate for the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                 NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of the Funds are sold on a continuous basis by the Fund's distributor, and the distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the distributor (or other agent of a Fund) of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under conditions which make payment in cash unwise, such as large-scale redemptions or market illiquidity, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

The names of the Trustees, their addresses, ages, and principal occupations during the past five years are set forth below:

Name, Address, and Age                                             Principal Occupation During Past 5 Years
----------------------                                             ----------------------------------------

James H. Woodward                                                  Chancellor, University of North Carolina at Charlotte.
University of North Carolina
  at Charlotte
Charlotte, NC 28223
Age:  60

Michael Van Buskirk                                                Chief  Executive  Officer,   Ohio  Bankers   Association
37 West Broad Street                                               (industry trade association).
Suite 1001
Columbus, OH 43215
Age:  53

Walter B. Grimm*                                                   Employee of BISYS Fund Services (6/92-present).
3435 Stelzer Road
Columbus, Oh 43219
Age:  54
------------------------
* Mr.  Grimm is an  "interested  person" of the Trust as that term is defined in the 1940 Act.

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $500 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $500 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended
December 31, 1999, the Trust paid the following compensation to the Trustees of the Trust:

                                                Aggregate Compensation                Total Compensation from
Name                                                  from Trust*                          Fund Complex**
----                                           ------------------------                    --------------

James H. Woodward                                       $4,000                                $ 20,750

Michael Van Buskirk                                     $4,000                                $ 4,000

Walter B. Grimm                                           $0                                    $ 0

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

**       The Fund Complex consisted of the Trust, The BB&T Funds, AmSouth Funds,
         HSBC Mutual Funds Trust, HSBC Funds Trust, and Kent Funds.

The officers of the Trust, their addresses, ages, and principal occupations during the past five years are as follows (unless otherwise indicated, the address of each officer is 3435 Stelzer Road, Columbus, OH 43219):

                                              Position(s) Held                         Principal Occupation
Name, Address, and Age                         With the Trust                           During Past 5 Years
----------------------                         --------------                           -------------------

Walter Grimm                           President and Chairman of the        Employee    of    BISYS    Fund    Services
Age:  54                                           Board                    (6/92-present).

Frank Deutchki                                 Vice President               Employee  of BISYS  Fund  Services  (4/96 -
Age:  46                                                                    present);  Vice  President,  Audit Director
                                                                            at  Mutual  Funds   Services   Company,   a
                                                                            subsidiary  of United  States Trust Company
                                                                            of New York (2/89 - 3/96).

Gregory Maddox                          Vice President and Assistant        Employee  of BISYS  Fund  Services  (4/91 -
Columbia Square                                  Secretary                  present).
Suite 500
1230 Columbia Street
San Diego, CA 92101
Age:  32


Charles L. Booth                        Vice President and Assistant        Employee  of BISYS  Fund  Services  (4/91 -
                                                 Secretary                  Present).

Alaina Metz                                      Secretary                  Employee  of BISYS  Fund  Services  (6/95 -
Age:  33                                                                    present).

Gary Tenkman                                     Treasurer                  Employee  of BISYS  Fund  Services  (4/98 -
Age:  29                                                                    present);  Audit  Manager Ernst & Young LLP
                                                                            (1990 - 4/98).

Nimish Bhatt                              Principal Financial and           Employee  of BISYS  Fund  Services  (7/96 -
Age:  36                                   Accounting Officer and           present);    Assistant   Vice    President,
                                                Comptroller                 Evergreen  Funds/First  Union Bank (1995 to
                                                                            7/96).

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

As of October 1, 2000, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any fund of the Trust.

Investment Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment advisory services are provided to each Fund by AmSouth, 1901 Sixth Avenue North, Birmingham, AL 35203, pursuant to an Investment Advisory Agreement dated September 16, 1997 (the "Investment Advisory Agreement"). AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region.

Under the Investment Advisory Agreement, AmSouth has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds is obligated to pay AmSouth a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of such Fund: 0.80% for the AmSouth Large Cap Fund and 1.00% for the AmSouth Mid Cap Fund, 0.45% for the AmSouth Enhanced Market Fund, 0.80% for the AmSouth Capital Growth Fund, and 1.25% for the AmSouth International Equity Fund.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by AmSouth. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that AmSouth shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of AmSouth or any sub-advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Fund may include descriptions of AmSouth including, but not limited to, (i) descriptions of AmSouth's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to AmSouth's operations.

Investment Sub-Advisers

Mid Cap Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Mid Cap Fund by Bennett Lawrence Management, LLC, 757 Third Avenue, New York, New York, pursuant to a sub-advisory agreement with AmSouth.

Under the sub-advisory agreement with Bennett Lawrence, Bennett Lawrence has agreed to provide investment advisory services for the Fund as described in the Prospectus describing the Fund. For its services and expenses incurred under the sub-advisory agreement, Bennett Lawrence is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of .50% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Bennett Lawrence, provided that if AmSouth waives a portion of its investment advisory fee, Bennett Lawrence has agreed that its sub-advisory fee shall not exceed [_]% of AmSouth's net investment advisory fee. [confirm]

Enhanced Market Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Enhanced Market Fund by OakBrook Investments, LLC, 701 Warrenville Road, Suite 135, Lisle, Illinois 60532, pursuant to a sub-advisory agreement with AmSouth.

Under the sub-advisory agreement with OakBrook, OakBrook has agreed to provide investment advisory services for the Fund as described in the Prospectus describing the Fund. For its services and expenses incurred under the sub-advisory agreement, OakBrook is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of .32% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and OakBrook, provided that if AmSouth waives a portion of its investment advisory fee, OakBrook has agreed that its sub-advisory fee shall not exceed [_]% of AmSouth's net investment advisory fee. [confirm]

International Equity Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth International Equity Fund by Lazard Asset Management, 30 Rockefeller Plaza, New York, New York, pursuant to a sub-advisory agreement with AmSouth.

Under the sub-advisory agreement with Lazard, Lazard has agreed to provide investment advisory services for the Fund as described in the Prospectus describing the Fund. For its services and expenses incurred under the sub-advisory agreement, Lazard is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of .75% of first $25 million, .625% on next $50 million, and .50% on assets in excess of $75 million of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Lazard, provided that if AmSouth waives a portion of its investment advisory fee, Lazard has agreed that its sub-advisory fee shall not exceed [_]% of AmSouth's net investment advisory fee. [confirm]

Unless sooner terminated, a sub-advisory agreement shall continue with respect to a Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the agreement or interested persons (as defined in the 1940 Act) of any party to the agreement by vote cast in person at a meeting called for such purpose. A sub-advisory agreement may be terminated with respect to a Fund at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by AmSouth or the applicable sub-adviser on 60 days' written notice. A sub-advisory agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

Each sub-advisory agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by AmSouth, the Trust or the Fund in connection with the performance of its duties, except that the sub-adviser shall be liable to AmSouth for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-adviser in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder. From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of a sub-adviser including, but not limited to, (i) descriptions of the sub-advisers's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to a sub-adviser's operations.

Portfolio Transactions

AmSouth and the sub-advisers determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, a Fund, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by AmSouth, Bennett Lawrence, OakBrook, or Lazard in their best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, AmSouth, Bennett Lawrence, OakBrook or Lazard may evaluate a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide prompt execution of orders in an effective manner at the most favorable price for the security. Subject to this consideration, brokers and dealers who provide supplemental investment research to AmSouth, Bennett Lawrence, OakBrook, or Lazard or may receive orders for transactions on behalf of a Fund. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps AmSouth, Bennett Lawrence, OakBrook, or Lazard informed concerning overall economic, market, political and legal trends. Under some circumstances, AmSouth, Bennett Lawrence, OakBrook, or Lazard's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by AmSouth, Bennett Lawrence, OakBrook, or Lazard and does not reduce the fees payable to AmSouth by a Fund or to Bennett Lawrence, OakBrook, or Lazard by AmSouth. Such information may be useful to AmSouth, Bennett Lawrence, OakBrook, and Lazard in serving both a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to a Fund. While AmSouth, Bennett Lawrence, OakBrook, and Lazard generally seek competitive commissions, a Fund may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above.

Investment decisions for each Fund are made independently from those for any other portfolio, investment company or account managed by AmSouth, Bennett Lawrence, OakBrook, or Lazard. Any such other portfolio, investment company or account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which AmSouth, Bennett Lawrence, OakBrook, or Lazard believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, AmSouth, Bennett Lawrence, OakBrook, or Lazard may aggregate the securities to be sold by or purchased for a Fund with those to be sold or purchased for other portfolios, investment companies or accounts in order to obtain best execution.

Federal Banking Law

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, AmSouth's activities remain subject to, and may be limited by, applicable federal banking law and regulations. AmSouth believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Investment Advisory Agreements without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of AmSouth to perform these services, the Board of Trustees would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by AmSouth under the Investment Advisory Agreement, by Bennett Lawrence under the Sub-Advisory Agreement, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Fund's custodian. The Administrator provides financial services to institutional clients.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by AmSouth under the Investment Advisory Agreement, by the sub-advisers. The sub-advisory agreement, by the other investment advisers of the Trust's portfolios, by the fund accountant and dividend disbursing agent, and by the Funds' custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.20% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the period from June 3, 1997 (commencement of operations) through December 31, 1997, the Trust incurred administration fees equal to $17,985, of which $13,549 was waived or reimbursed by BISYS. For the fiscal years ended December 31, 1998 and December 31, 1999, the Trust incurred administration fees equal to $105,793 and $157,948, respectively, of which $77,410 and $107,516, respectively, was waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

AmSouth, Bennett Lawrence, OakBrook, Lazard, and the Administrator each bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement will remain in effect for an initial term of two years, and thereafter continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

AmSouth serves as custodian to the Funds pursuant to a Custody Agreement dated as of September 16, 1997, as supplemented. As custodian, its responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Funds pursuant to an agreement dated as of March 1, 1999. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the custodian, affirmation to the custodian of portfolio trades and cash settlements, verification and reconciliation with the custodian of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

Independent Accountants

The firm of PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, serves as independent auditors for the Trust. Its services comprise auditing the Trust's financial statements and advising the Trust as to certain accounting and tax matters.

Legal Counsel

Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Codes of Ethics

The Trust, AmSouth, Bennett Lawrence, OakBrook, Lazard, and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, AmSouth, Bennett Lawrence, OakBrook, Lazard, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                             ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has fourteen series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interests of each Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Fund's Prospectus and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in a Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its
Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of a Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h)
requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

If a Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate
Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities.

The yield of the Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to a Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each Fund.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Russell Midcap Growth Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

The Funds may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for a Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in a Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

                              FINANCIAL STATEMENTS

Since the Funds had not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

         Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

         Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB
- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

         Excerpts from Moody's  commercial  paper ratings are listed as follows:
Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

         Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

               (a)  (1) Amended and Restated Declaration of Trust dated July 20,
                        1994, as amended and restated February 5, 1997(1)

                    (2) Establishment   and  Designation  of  Series  effective
                        February 5, 1997(1)

                    (3) Redesignation of Two Existing Series and  Establishment
                        and Designation of Two Additional Series effective August 13, 1997(3)

                    (4) Establishment and Designation of Series effective
                        February 25, 1999(6)

                    (5) Form of Establishment and Designation of Four Additional
                        Series(8)

                    (6) Form of Amended Designation of Series(8)

                    (7) Form of Amended Designation of Series (9)

                    (8) Form of Establishment and Designation of Five Additional
                        Series

               (b)  By-Laws(1)

               (c) Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.

               (d)  (1) Form   of   Investment   Advisory   Agreement   between
                        Registrant and Branch Banking and Trust Company(2)

                    (2) Form   of   Investment   Advisory   Agreement   between
                        Registrant and AmSouth Bank(4)

                    (3) Form of Sub-Advisory Agreement between AmSouth Bank and
                        Rockhaven Asset Management, LLC(4)

                    (4) Form of Sub-Advisory Agreement between AmSouth Bank and
                        OakBrook Investments, LLC(6)

                    (5) Form of Investment Advisory Agreement between Registrant and HSBC Asset Management (Americas) Inc.(7)

                    (6) Form of Investment Advisory Agreement between Registrant and Lyon Street Asset Management Company(7)

                    (7) Form of Sub-Advisory Agreement between AmSouth Bank and
                        Bennett Lawrence Management, LLC*

                    (8) Form of Sub-Advisory Agreement between AmSouth Bank and
                        Lazard Asset Management*

               (e) Form of Distribution Agreement between Registrant and BISYS Fund Services(3)

               (f)  Not Applicable

               (g)  (1)  Form of  Custodian  Agreement  between  Registrant  and
                         Fifth Third Bank(2)

                    (2) Form of Custodian Agreement between Registrant and AmSouth Bank(4)

                    (3) Form of Custodian Agreement between Registrant and The Bank of New York(8)

               (h)  (1) Form of Management and Administration  Agreement between
                        Registrant and BISYS Fund Services Ohio, Inc. (6)

                    (2)  Form  of  Fund   Accounting   Agreement   between
                         Registrant and BISYS Fund Services Ohio, Inc. (6)

                    (3)  Form  of   Transfer   Agency   Agreement   between
                         Registrant and BISYS Fund Services Ohio, Inc. (6)

                    (4) Form of Fund Participation Agreement with Hartford Life Insurance Company(4)

                    (5) Form of Fund Participation Agreement with Allstate Insurance Company (9)

                    (6)  Form of Fund Participation Agreement with Hartford
                         Life Insurance Company (with respect to Kent Aggressive Growth Fund)(9)

                    (7) Form of Fund Participation Agreement with Hartford Life Insurance Company (with respect to AmSouth Capital Growth Fund)*

                    (8) Form of Fund Participation Agreement with New York Life Insurance Company*

                    (9)  Form of Variable Contract Owner Servicing Agreement(6)

               (i) Opinion and Consent of Counsel(2)

               (j) Consent of Independent Auditors

               (k) Not Applicable

               (l) Purchase Agreement(2)

               (m) Not Applicable

               (n) Not Applicable

               (p)(1)  Form of Code of Ethics of the Registrant(8)
                  (2)  Form of Code of Ethics of AmSouth Bank(8)
                  (3)  Form of Code of Ethics of Branch Banking and Trust Company(8)
                  (4)  Form of Code of Ethics of HSBC Asset Management(8)
                  (5)  Form of Code of Ethics of Lyon Street Asset Management(8)
                  (6)  Form of Code of Ethics of OakBrook Investments, LLC(8)
                  (7)  Form of Code of Ethics of Rockhaven Asset Management, LLC(8)
                  (8)  Form of Code of Ethics of Bennett Lawrence Management, LLC*
                  (9)  Form of Code of Ethics of Lazard Asset Management*

               (q) (1) Secretary's  Certificate  Pursuant to Rule 483(b)(2)
                   (2) Powers of Attorney(2)
                   (3) Power of Attorney (Gary Tenkman)(5)
                   (4) Power of Attorney (Nimish Bhatt) (6)

----------
* To be filed by amendment

1 Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on February 5, 1997.

2 Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on May 29, 1997.

3 Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.

4 Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.

5 Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on January 20, 1999.

6 Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on April 1, 1999.

7 Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on July 16, 1999.

8 Filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on April 28, 2000.

9 Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on August 3, 2000.

Item 24. Persons Controlled by or Under Common Control with Registrant

         Not applicable

Item 25. Indemnification

         Reference  is made to  Article  IV of the  Registrant's  Agreement  and
         Declaration  of  Trust  (Exhibit   (a)(1))  which  is  incorporated  by
         reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisers and their Officers and Directors

          The business of each of the Investment Advisers is summarized under "Management of the Fund(s)" or "Fund Management" in the Prospectuses constituting Part A and "Management of the Trust" in the Statement of Additional Information constituting Part B of this Registration Statement, which summaries are incorporated herein by reference.

          Information relating to the business and other connections of Branch Banking and Trust Company ("BB&T") and each director, officer or partner of BB&T is hereby incorporated by reference to disclosure in
          Item 26 of the registration statement of Form N-1A of BB&T Mutual Funds Group (File Nos. 33-49098 and 811-06719). Information relating to the business and other connections of AmSouth Bank, Rockhaven Asset Management, LLC, and OakBrook Investments, LLC, and each director, officer or partner of each, is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of AmSouth Mutual Funds (File Nos. 33-21660 and 811-5551). Information relating to the business and other connections of HSBC Asset Management (Americas) Inc. ("HSBC") and each director, officer or partner of HSBC is hereby incorporated by reference to disclosure in
          Item 26 of the registration statement of Form N-1A of HSBC Mutual Funds Trust (File Nos. 33-33739 and 811-06057). Information relating to the business and other connections of each director, officer or partner of Lyon Street Asset Management Company ("Lyon Street") is set forth below.

          Joseph T. Keating is President and Chief Investment Officer of Lyon Street Asset Management Company and Senior Vice President, Chief Investment Officer of Old Kent Bank; Kenneth Charles Krei is Chairman of the Board and Chief Executive Officer of Lyon Street Asset Management Company and Executive Vice President, Trust Investment Management of Old Kent Bank; Dana R. Dawe is Vice President, Director of Compliance of Lyon Street Asset Management Company and Vice President, Director of Compliance Old Kent Securities Corporation; Thomas H. Irish is Treasurer and Chief Financial Officer of Lyon Street Asset Management Company and Vice President, Financial Reporting Manager of Old Kent Bank; Gregg R. Steamer is Senior Vice President, Director of Institutional Money Management of Lyon Street Asset Management and Senior Vice President, Director of Institutional Investment Management of Old Kent Bank. From October 1989 to October 1998, Mr. Steamer was Vice President, Institutional Sales of Bank of America (Chicago, Illinois). Mitchell L. Stapley is Senior Vice President, Chief Fixed Income Offerings of Lyon Street Asset Management Company and Senior Vice President, Chief Fixed Income Offerings of Old Kent Bank; Allan J. Meyers is Senior Vice President, Chief Equity Officer of Lyon Street Asset Management Company and Senior Vice President, Chief Equity Officer of Old Kent Bank; Michael
          J. Martin is Vice President, Director of Tax Free Income of Lyon Street Asset Management Company and Vice President, Director of Tax Free Income of Old Kent Bank; David C. Eder is Vice President,
          Director of Structured Equity Management of Lyon Street Asset Management Company and Vice President, Director of Structured Equity Management of Old Kent Bank; and Robert Cummisford is Vice President, Director of Small Company Stock Management of Lyon Street Asset Management Company and Vice President, Director of Small Company Stock Management of Old Kent Bank, Lyon Street Asset Management Company and Old Kent Bank are located in Grand Rapids, Michigan.

[Bennett Lawrence Management, LLC and Lazard Asset Management to be provided by amendment]

Item 27. Principal Underwriter

          (a) BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Sefton Funds Trust, Summit Investment Trust, USAllianz Funds, USAllianz Funds Variable Insurance Products Trust, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc. and Whatifi Funds, each of which is a management investment company.

          (b)  Partners of BISYS Fund Services are as follows:

                               Positions and                Positions and
Name and Principal             Offices with                 Offices with
Business Address               BISYS Fund Services          Registrant

WC Subsidiary Corporation      Sole Limited Partner            None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.      Sole General Partner            None
3435 Stelzer Road
Columbus, OH 43219


           (c)      Not Applicable

Item 28. Location of Accounts and Records

         The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of: AmSouth Bank, 1901 Sixth Avenue North, Birmingham, Alabama 35203, Rockhaven Asset Management, LLC, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222, OakBrook Investments, LLC, 701 Warrenville Road, Suite 135, Lisle, IL 60532, Bennett Lawrence Management, LLC, 757 Third Avenue, New York, New York 10017, and Lazard Asset Management, 30 Rockefeller Plaza, New York, New York, 10117; Banking and Trust Company, 434 Fayetteville Street Mall, Raleigh, NC 27601; HSBC Asset Management Americas, Inc., 140 Broadway, New York, NY 10005; and Lyon Street Asset Management Company, 111 Lyon Street, N.W., Grand Rapids, MI 49503; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as distributor); and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as administrator, transfer agent, and fund accountant).

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

         (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the city of Washington, D.C. on the 16th day of October, 2000.

                            VARIABLE INSURANCE FUNDS

                      By:   ________*_________
                            Walter Grimm
                            President


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

     Signatures                 Title                        Date

     ________*__________        President, Chairman          October 16, 2000
     Walter Grimm               of the Board, and Trustee

     ________*__________        Principal Financial          October 16, 2000
     Nimish Bhatt               and Accounting Officer
                                and Comptroller

     ________*__________        Trustee                      October 16, 2000
     Michael Van Buskirk


     ________*________          Trustee                      October 16, 2000
     James Woodward

*  By: /s/ Keith T. Robinson
           -----------------
           Keith T. Robinson as attorney-in-fact, pursuant to powers of attorney filed as Exhibit 19(b) (since redesignated as Exhibit q(2)) to Pre-Effective Amendment No.2 to the Registrant's Registration Statement, and, with respect to Nimish Bhatt, pursuant to a power of attorney filed as Exhibit p(4)(since redesignated as Exhibit q(4)) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement.

Exhibit Index

Exhibit                                 Description
-------                                 -----------

(a)(8) (filed as EX-99.B1(a)(8)         Establishment and Designation of Five
                                        Additional Series

(j) (filed as EX-99.B11(j)              Consent of Independent Accountants